FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906





March 3, 2004


Filed Via EDGAR (CIK #0000876441)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN TEMPLETON INTERNATIONAL TRUST
           File Nos. 033-41340 and 811-06336

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule
497(c) do not differ from those contained in Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2004.

Sincerely yours,

FRANKLIN TEMPLETON INTERNATIONAL TRUST



/s/ David P. Goss
Associate General Counsel

DPG/jg

cc:  Bruce G. Leto, Esq.